Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Detail Information of Subsidiaries

The detail information of the subsidiaries at the end of reporting period was as follows:

			Establishment and Operating Location	Percentage of Ownership
Name of Investor	Name of Investee	Main Businesses and Products		December 31, 2016	December 31, 2017	Note
TSMC	TSMC North America	Selling and marketing of integrated circuits and other semiconductor devices	San Jose, California, U.S.A.	100%	100%	—
	TSMC Japan Limited (TSMC Japan)	Customer service and supporting activities	Yokohama, Japan	100%	100%	a)
	TSMC Partners, Ltd. (TSMC Partners)	Investing in companies involved in the design, manufacture, and other related business in the semiconductor industry and other investment activities	Tortola, British Virgin Islands	100%	100%	a)
	TSMC Korea Limited (TSMC Korea)	Customer service and supporting activities	Seoul, Korea	100%	100%	a)
	TSMC Europe B.V. (TSMC Europe)	Customer service and supporting activities	Amsterdam, the Netherlands	100%	100%	a)

			Establishment and Operating Location	Percentage of Ownership
Name of Investor	Name of Investee	Main Businesses and Products		December 31, 2016	December 31, 2017	Note
TSMC	TSMC Global, Ltd. (TSMC Global)	Investment activities	Tortola, British Virgin Islands	100%	100%	—
	TSMC China Company Limited (TSMC China)	Manufacturing, selling, testing and computer-aided design of integrated circuits and other semiconductor devices	Shanghai, China	100%	100%	—
	TSMC Nanjing Company Limited (TSMC Nanjing)	Manufacturing, selling, testing and computer-aided design of integrated circuits and other semiconductor devices	Nanjing, China	100%	100%	b)
	VentureTech Alliance Fund III, L.P. (VTAF III)	Investing in new start-up technology companies	Cayman Islands	98%	98%	a)
	VentureTech Alliance Fund II, L.P. (VTAF II)	Investing in new start-up technology companies	Cayman Islands	98%	98%	a)
	TSMC Solar Europe GmbH	Selling of solar related products and providing customer service	Hamburg, Germany	100%	100%	a), c)
	VisEra Technologies Company Ltd. (VisEra Tech)	Engaged in manufacturing electronic spare parts and in researching, developing, designing, manufacturing, selling, packaging and testing of color filter	Hsinchu, Taiwan	87%	87%	d)
TSMC Partners	TSMC Design Technology Canada Inc. (TSMC Canada)	Engineering support activities	Ontario, Canada	100%	100%	a)
	TSMC Technology, Inc. (TSMC Technology)	Engineering support activities	Delaware, U.S.A.	100%	100%	a)
	TSMC Development, Inc. (TSMC Development)	Investing in companies involved in the manufacturing related business in the semiconductor industry	Delaware, U.S.A.	100%	100%	—
	InveStar Semiconductor Development Fund, Inc. (ISDF)	Investing in new start-up technology companies	Cayman Islands	97%	97%	a), e)
	InveStar Semiconductor Development Fund, Inc. (II) LDC. (ISDF II)	Investing in new start-up technology companies	Cayman Islands	97%	97%	a), e)
TSMC Development	WaferTech, LLC (WaferTech)	Manufacturing, selling and testing of integrated circuits and other semiconductor devices	Washington, U.S.A.	100%	100%	—
VTAF III	Mutual-Pak Technology Co., Ltd. (Mutual-Pak)	Manufacturing of electronic parts, wholesaling and retailing of electronic materials, and researching, developing and testing of RFID	New Taipei, Taiwan	58%	39%	a), f)
	Growth Fund Limited (Growth Fund)	Investing in new start-up technology companies	Cayman Islands	100%	100%	a)
VTAF III, VTAF II and TSMC	VentureTech Alliance Holdings, LLC (VTA Holdings)	Investing in new start-up technology companies	Delaware, U.S.A.	100%	—	a), g)

Note a:	This is an immaterial subsidiary for which the consolidated financial statements are not audited by the Company’s independent accountants.

Note b:	Under the investment agreement entered into with the municipal government of Nanjing, China on March 28, 2016, the Company will make an investment in Nanjing in the amount of approximately US$3 billion to establish a subsidiary operating a 300mm wafer fab with the capacity of 20,000 12-inch wafers per month, and a design service center. TSMC Nanjing was established in May 2016.

Note c:	TSMC Solar Europe GmbH is under liquidation procedures.

Note d:	To simplify investment structure, VisEra Tech owned by VisEra Holding Company (VisEra Holding) was transferred to TSMC in the third quarter of 2016. In October 2016, VisEra Holding was incorporated into TSMC Partners, the subsidiary of TSMC.

Note e:	ISDF and ISDF II are under liquidation procedures.

Note f:	Starting December 2017, the Company no longer had the majority of voting power and control over Mutual-Pak. As a result, Mutual-Pak is no longer consolidated and is accounted for using the equity method.

Note g:	VTA Holdings completed the liquidation procedures in April 2017.